Restricted Net Assets (Details 4) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows provided by operating activities	$ 7,618	¥ 49,347	¥ 77,198	¥ 166,967
Cash flows (used in)/provided by investing activities	(16,990)	(110,059)	70,258	(111,747)
Cash flows (used in)/provided by financing activities	24,186	156,674	(183,627)	(73,234)
Effect of exchange rate changes on cash and cash equivalents	723	4,681	415	(7,082)
Net (decrease)/increase in cash and cash equivalents	15,537	100,643	(35,756)	(25,096)
Cash and cash equivalents at beginning of year	30,389	196,857	232,613	257,709
Cash and cash equivalents at end of year	45,926	297,500	196,857	232,613
Parent company
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows provided by operating activities	480	3,099	491	519
Cash flows (used in)/provided by investing activities	1,461	9,466	167,853	(23,823)
Cash flows (used in)/provided by financing activities	1,030	6,674	(183,627)	(73,234)
Effect of exchange rate changes on cash and cash equivalents	658	4,264	260	(6,844)
Net (decrease)/increase in cash and cash equivalents	3,629	23,503	(15,023)	(103,382)
Cash and cash equivalents at beginning of year	9,006	58,342	73,365	176,747
Cash and cash equivalents at end of year	$ 12,635	¥ 81,845	¥ 58,342	¥ 73,365